Financial risk management (Detail 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances to customers	R$ 45,251,104	R$ 33,327,355
Largest debtor | Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	R$ 184,344	R$ 123,456
Percentage on Loans and advances to customers	0.38%	0.35%
10 largest debtors | Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	R$ 1,014,930	R$ 964,974
Percentage on Loans and advances to customers	2.10%	2.71%
20 largest debtors | Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	R$ 1,540,450	R$ 1,520,889
Percentage on Loans and advances to customers	3.19%	4.27%
50 largest debtors | Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	R$ 2,477,816	R$ 2,378,545
Percentage on Loans and advances to customers	5.14%	6.68%
100 largest debtors | Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and advances to customers	R$ 3,383,310	R$ 3,181,258
Percentage on Loans and advances to customers	7.01%	8.94%